SHARE-BASED PAYMENTS - RSU's (Details) - Restricted share units $ in Millions	12 Months Ended
	Dec. 31, 2023 EquityInstruments	Dec. 31, 2023 shares EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2023 EquityInstruments	Dec. 31, 2022 shares EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2022 EquityInstruments
Disclosure of Equity Instruments other than options
Outstanding, beginning balance		443,267		443,267			707,840
Awarded				295,429			172,301
Vested and settled (in shares)				(152,203)			(402,430)
Forfeitures during the Year				(6,274)			(34,444)
Outstanding, ending balance		580,219		580,219	443,267		443,267
Settled during the year							349,204
Number of instruments settled in cash	94,063	94,063	94,063	94,063	365,935	365,935	365,935
Cash proceeds from settlement of instruments | $			$ 0.5			$ 1.7
Number of instruments expected to be settled in cash					94,063	94,063	94,063
2023
Disclosure of Equity Instruments other than options
Outstanding, beginning balance				262,738
Outstanding, ending balance							262,738
2024
Disclosure of Equity Instruments other than options
Outstanding, beginning balance				126,812
Outstanding, ending balance				333,720			126,812
2025
Disclosure of Equity Instruments other than options
Outstanding, beginning balance				53,717
Outstanding, ending balance				150,102			53,717
2026
Disclosure of Equity Instruments other than options
Outstanding, ending balance				96,397
After award date year one
Disclosure of Equity Instruments other than options
Vesting of stock options ( as a percentage)	33.33%
After award date year two
Disclosure of Equity Instruments other than options
Vesting of stock options ( as a percentage)	33.33%
After award date year three
Disclosure of Equity Instruments other than options
Vesting of stock options ( as a percentage)	33.33%